Non-Covered Loans and Allowance for Non-Covered Loan Losses (Details 3) (USD $)	6 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012 Non-covered loans	Dec. 31, 2013 Non-covered loans	Dec. 31, 2013 Non-covered loans Secured	Dec. 31, 2012 Non-covered loans Secured	Dec. 31, 2013 Non-covered loans Unsecured	Dec. 31, 2012 Non-covered loans Unsecured	Dec. 31, 2013 Non-covered loans Secured by commercial properties	Dec. 31, 2012 Non-covered loans Secured by commercial properties	Dec. 31, 2013 Non-covered loans Secured by residential properties	Dec. 31, 2012 Non-covered loans Secured by residential properties	Dec. 31, 2013 Non-covered loans Residential construction loan	Dec. 31, 2012 Non-covered loans Residential construction loan	Dec. 31, 2013 Non-covered loans Commercial construction loans and land development	Dec. 31, 2012 Non-covered loans Commercial construction loans and land development	Dec. 31, 2013 Non-covered loans Consumer	Dec. 31, 2012 Non-covered loans Consumer	Dec. 31, 2013 Non-covered loans PCI	Dec. 31, 2013 Non-covered loans Other than PCI	Dec. 31, 2012 Non-covered loans Other than PCI
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Days outstanding loans and leases receivable are generally considered past due	90 days	90 days
Impaired loans
Unpaid Contractual Principal balance			$ 261,877,000	$ 182,894,000	$ 60,309,000	$ 102,642,000	$ 11,772,000	$ 17,133,000	$ 49,306,000	$ 70,284,000	$ 5,013,000	$ 10,164,000	$ 33,000	$ 1,137,000	$ 48,515,000	$ 60,425,000	$ 7,946,000	$ 92,000
Recorded Investment with No Allowance			166,780,000	60,786,000	19,280,000	67,967,000	240,000	3,419,000	20,185,000	55,519,000	1,347,000	6,728,000		708,000	15,225,000	32,362,000	4,509,000	77,000
Recorded Investment with Allowance				39,606,000	16,092,000		1,204,000		16,070,000		1,648,000				4,592,000
Total Recorded Investment			166,780,000	100,392,000	35,372,000	67,967,000	1,444,000	3,419,000	36,255,000	55,519,000	2,995,000	6,728,000		708,000	19,817,000	32,362,000	4,509,000	77,000		4,100,000	0
Related Allowance				3,137,000	2,705,000		15,000		339,000		39,000				39,000
Average investment in PCI loans
Average investment in PCI loans				133,588,000	51,670,000		2,432,000		45,887,000		4,862,000		354,000		26,090,000		2,293,000
Non-accrual loans				19,878,000	15,430,000		1,300,000		2,638,000		398,000				112,000				15,800,000
Non-accrual loans held for sale											3,500,000	1,800,000
Interest income recorded on accruing impaired loans			$ 900,000	$ 17,700,000